                        Freedom 100 Emerging Markets ETF

                        Schedule of Investments (Continued)

                        December 31, 2020 (Unaudited)

                    Shares

                    Value

                    COMMON STOCKS — 99.9%

                    Chile — 14.0%

                    4,403,444

                    Banco de Chile ......................................................

                    $

                    449,641

                    7,668

                    Banco de Credito e Inversiones S.A. ........................................

                    301,000

                    1,247,092

                    Colbun S.A. ........................................................

                    220,282

                    162,746

                    Empresas CMPC S.A. .................................................

                    428,339

                    58,130

                    Empresas COPEC S.A. .................................................

                    589,891

                    148,714

                    Enel Americas S.A. ADR ...............................................

                    1,222,429

                    129,814

                    Falabella S.A. .......................................................

                    480,522

                    24,822,007

                    Itau CorpBanca Chile S.A. ..............................................

                    83,497

                    38,082

                    Latam Airlines Group S.A. (a) ............................................

                    67,867

                    7,728

                    Sociedad Quimica y Minera de Chile S.A. ADR ................................

                    379,368

                    4,222,836

                    India — 3.3%

                    1,548

                    Axis Bank Ltd. (a) ....................................................

                    65,480

                    344

                    Dr. Reddy’s Laboratories Ltd. ADR ........................................

                    24,524

                    4,162

                    HDFC Bank Ltd. ADR (a) ..............................................

                    300,746

                    9,459

                    ICICI Bank Ltd. ADR (a) ...............................................

                    140,561

                    10,396

                    Infosys Ltd. ADR ....................................................

                    176,212

                    4,713

                    Reliance Industries Ltd. (b) ..............................................

                    257,801

                    916

                    Tata Motors Ltd. ADR (a) ...............................................

                    11,542

                    1,280

                    Vedanta Ltd. ADR ....................................................

                    11,238

                    3,696

                    Wipro Ltd. ADR .....................................................

                    20,883

                    1,008,987

                    Indonesia — 4.3%

                    445,237

                    Adaro Energy Tbk PT .................................................

                    45,316

                    337,865

                    Bank Central Asia Tbk PT ..............................................

                    814,002

                    96,550

                    Bank Permata Tbk PT (a) ...............................................

                    20,753

                    829,435

                    Barito Pacific Tbk PT (a) ...............................................

                    64,938

                    48,860

                    Chandra Asri Petrochemical Tbk PT (a) ......................................

                    31,559

                    217,103

                    Charoen Pokphand Indonesia Tbk PT .......................................

                    100,825

                    13,517

                    Gudang Garam Tbk PT (a) ..............................................

                    39,445

                    79,002

                    Indah Kiat Pulp & Paper Corp Tbk PT .......................................

                    58,619

                    630,640

                    Kalbe Farma Tbk PT ..................................................

                    66,430

                    816,586

                    Sarana Menara Nusantara Tbk PT ..........................................

                    55,795

                    1,297,682

                    Jersey — 0.0% (c)

                    122

                    WNS Holdings Ltd.  ADR (a) ............................................

                    8,790

                    Mexico — 2.9%

                    254,477

                    America Movil S.A.B. de C.V. ............................................

                    185,300

                    10,811

                    Arca Continental S.A.B. de C.V. ..........................................

                    51,698

                    7,701

                    Becle S.A.B. de C.V. ..................................................

                    19,388

                    1,396

                    Fomento Economico Mexicano S.A.B. de C.V.  ADR ............................

                    105,775

                    24,192

                    Grupo Bimbo S.A.B. de C.V. .............................................

                    52,458

                    6,217

                    Grupo Carso S.A.B. de C.V. (a) ...........................................

                    20,604

                    862

                    Grupo Elektra S.A.B. DE C.V. ............................................

                    57,071

                    30,788

                    Grupo Financiero Banorte S.A.B. de C.V. (a) ..................................

                    169,648

                    30,126

                    Grupo Financiero Inbursa S.A.B. de C.V. (a) ..................................

                    30,308

                    40,112

                    Grupo Mexico S.A.B. de C.V. ............................................

                    170,107

                    862,357

                    Philippines — 4.9%

                    7,912

                    Ayala Corp. ........................................................

                    $

                    136,250

                    239,556

                    Ayala Land, Inc. .....................................................

                    204,022

                    52,389

                    Bank of the Philippine Islands ............................................

                    88,745

                    53,054

                    BDO Unibank, Inc. ...................................................

                    117,987

                    43,520

                    International Container Terminal Services, Inc. .................................

                    111,919

                    116,618

                    JG Summit Holdings, Inc. ...............................................

                    173,869

                    7,125

                    Manila Electric Co. ...................................................

                    43,323

                    65,058

                    Metropolitan Bank & Trust Co. ...........................................

                    66,449

                    14,333

                    SM Investments Corp. .................................................

                    313,083

                    280,250

                    SM Prime Holdings, Inc. ................................................

                    224,674

                    1,480,321

                    Poland — 12.2%

                    16,936

                    Alior Bank S.A. (a) ...................................................

                    76,934

                    13,703

                    Asseco Poland S.A. ...................................................

                    249,799

                    37,925

                    Bank Polska KaS.A. Opieki S.A. (a) ........................................

                    620,290

                    5,918

                    CCC S.A. (a) .......................................................

                    138,647

                    11,920

                    CD Projekt S.A. (a) ...................................................

                    876,522

                    49,559

                    Cyfrowy Polsat S.A. ..................................................

                    401,704

                    8,059

                    Dino Polska S.A. (a) ..................................................

                    624,320

                    13,918

                    Eurocash S.A. (a) ....................................................

                    52,346

                    3,079

                    KRUK S.A. (a) ......................................................

                    117,038

                    236

                    LPP S.A. (a) ........................................................

                    523,399

                    3,680,999

                    Republic of Korea — 25.2%

                    2,002

                    Celltrion, Inc. (a) .....................................................

                    661,706

                    1,221

                    Hyundai Mobis Co Ltd. ................................................

                    287,182

                    2,783

                    Hyundai Motor Co. ...................................................

                    491,886

                    837

                    LG Chem Ltd. ......................................................

                    634,897

                    2,512

                    NAVER Corp. ......................................................

                    676,388

                    1,353

                    POSCO ...........................................................

                    338,779

                    304

                    Samsung Biologics Co Ltd. (a) ............................................

                    231,155

                    1,597

                    Samsung C&T Corp. ..................................................

                    202,878

                    40,757

                    Samsung Electronics Co Ltd. .............................................

                    3,039,047

                    9,789

                    SK Hynix, Inc. ......................................................

                    1,067,842

                    7,631,760

                    South Africa — 5.3%

                    15,638

                    Absa Group Ltd. .....................................................

                    127,552

                    1,254

                    Capitec Bank Holdings Ltd. (a) ...........................................

                    122,255

                    7,868

                    Discovery Ltd. ......................................................

                    82,208

                    70,782

                    FirstRand Ltd. ......................................................

                    245,846

                    16,611

                    Impala Platinum Holdings Ltd. ...........................................

                    228,225

                    38,219

                    MTN Group Ltd. .....................................................

                    156,543

                    10,832

                    Nedbank Group Ltd. ..................................................

                    95,443

                    43,835

                    Sanlam Ltd. ........................................................

                    175,251

                    13,442

                    Sasol Ltd. (a) .......................................................

                    122,510

                    27,573

                    Standard Bank Group Ltd. ...............................................

                    238,447

                    1,594,280

                    Taiwan — 26.1%

                    221,665

                    Cathay Financial Holding Co., Ltd. .........................................

                    $

                    333,310

                    83,125

                    Formosa Chemicals & Fibre Corp. .........................................

                    250,576

                    29,689

                    Formosa Petrochemical Corp. ............................................

                    105,451

                    106,862

                    Formosa Plastics Corp. .................................................

                    366,627

                    176,249

                    Fubon Financial Holding Co., Ltd. .........................................

                    293,247

                    294,900

                    Hon Hai Precision Industry Co., Ltd. ........................................

                    965,578

                    2,551

                    Largan Precision Co., Ltd. ...............................................

                    290,072

                    36,129

                    MediaTek, Inc. ......................................................

                    960,508

                    120,845

                    Nan Ya Plastics Corp. .................................................

                    309,230

                    36,898

                    Taiwan Semiconductor Manufacturing Co., Ltd.  ADR ............................

                    4,023,358

                    7,897,957

                    Thailand — 1.7%

                    9,025

                    Advanced Info Service PCL .............................................

                    53,017

                    15,831

                    Bangkok Bank PCL ...................................................

                    62,616

                    77,900

                    Bangkok Dusit Medical Services PCL .......................................

                    54,083

                    21,056

                    Central Pattana PCL ..................................................

                    33,559

                    29,925

                    Charoen Pokphand Foods PCL ............................................

                    26,719

                    26,911

                    Gulf Energy Development PCL ...........................................

                    30,764

                    21,375

                    Kasikornbank PCL ...................................................

                    80,620

                    19,631

                    PTT Global Chemical PCL ..............................................

                    38,332

                    6,487

                    The Siam Cement PCL .................................................

                    81,845

                    22,006

                    The Siam Commercial Bank PCL ..........................................

                    64,270

                    525,825

                    TOTAL COMMON STOCKS (Cost $25,067,338) ...............................

                    30,211,794

                    MONEY MARKET FUNDS — 0.1%

                    32,407

                    First American Government Obligations Fund — Class X, 0.04% (d) ..................

                    32,407

                    TOTAL MONEY MARKET FUNDS (Cost $32,407) .............................

                    32,407

                    TOTAL INVESTMENTS (Cost $25,099,745) — 100.0% ..........................

                    30,244,201

                    Other Assets in Excess of Liabilities — 0.0% (c) ................................

                    936

                    TOTAL NET ASSETS — 100.0% .........................................

                    $

                    30,245,137

    Percentages are stated as a percent of net assets.
    ADR — American Depository Receipt
    PLC — Public Limited Company
    (a) Non-Income producing security.
    (b) 144A Restricted Security
    (c) Rounds to zero.
    (d) Rate shown is the 7-day effective yield.

    NOTE 1 — ORGANIZATION
    Freedom 100 Emerging Markets ETF (the “Fund”) is a series of the Alpha Architect ETF Trust (the “Trust”), which is organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The investment objective of the Fund is to track the total return performance, before fees and expenses, of its index, the Life + Liberty Freedom 100 Emerging Markets Index.
    NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
    Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
    Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2020, the Fund did hold not hold any “fair valued” securities.
    As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
    Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
    Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
    Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
    The following is a summary of the fair value classification of the Fund’s investments as of December 31, 2020:

                    Description

                    Level 1

                    Level 2

                    Level 3

                    Total

                    Freedom 100 Emerging Markets ETF

                    Assets* ................................

                    Common Stocks..........................

                    $

                    30,211,794

                    $

                    —

                    $

                    —

                    $

                    30,211,794

                    Money Market Funds.......................

                    32,407

                    —

                    —

                    32,407

                    Total Investments in Securities ...............

                    $

                    30,244,201

                    $

                    —

                    $

                    —

                    $

                    30,244,201

    * For further detail on each asset class, see the Schedule of Investments
    During the fiscal period ended December 31, 2020, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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